Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2026 USD ($)	Feb. 01, 2025 USD ($)	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

For Fiscal 2025, Fiscal 2024, Fiscal 2023, Fiscal 2022, and Fiscal 2021, the following table sets forth a comparison of amounts disclosed in the Summary Compensation Table (“SCT”) for our Executives to the total compensation actually paid (“CAP”) to our Executives, calculated in accordance with the SEC’s guidelines, and a comparison of the Company’s total shareholder return (“TSR”) to a peer group TSR and certain other financial performance metrics.

	SCT total in	CAP in year	SCT total in	CAP in year	Average SCT	Average CAP
	year holding	holding PEO	year holding	holding PEO	total for non-	to non-PEO
Year	PEO Office	Office	PEO Office	Office	PEO named	named
	(Worden)	(Worden)	(Sifford)	(Sifford)	executive	executive
	(1)	(1)	(1)	(1)	officers	officers
					(2) (5)	(2) (5)

(a)	(b)	(c)	(b)	(c)	(d)	(e)
2025	$4,058,347	$970,756	N/A	N/A	$1,129,651	$896,060
2024	$5,004,173	$4,976,885	N/A	N/A	$1,217,321	$1,211,250
2023	$3,450,895	$2,076,755	N/A	N/A	$932,794	$505,613
2022	$4,007,544	$3,633,987	N/A	N/A	$1,377,243	$1,200,218
2021	$2,181,767	$3,084,893	$1,850,691	$2,549,441	$1,224,336	$1,563,415

			Net	Diluted
	Value of initial fixed $100		Income	Net
Year	investment based on:		(In	Income
			Millions)	per
	Our	Peer		Share
	TSR	group		(4)
		TSR (3)

(a)	(f)	(g)	(h)	(i)
2025	$91	$100	$52.3	$1.90
2024	$122	$93	$73.8	$2.68
2023	$116	$82	$73.3	$2.68
2022	$120	$80	$110.1	$3.96
2021	$142	$90	$154.9	$5.42

The charts that follow set forth the calculation of CAP for our PEO and non-PEO Executives for Fiscal 2025. In the years presented, we did not issue any stock options and no Executives received any pension benefits.

(1)
On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 but continued to serve in the role of Vice Chairman of the Board. In Fiscal 2021, the year of transition, the table above reflects the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.

The following chart reconciles the total compensation set forth in the SCT to the CAP in Fiscal 2025 for Mr. Worden.

Mr. Worden
2025
SCT - Total	$4,058,347
Less: Grant Date Fair Value of Current Year Awards	(2,795,577)
Add: Fair Value of Unvested Current Year Awards	990,396
Add: Fair Value at Current Year End of Unvested Prior Year Awards	2,215,191
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	(3,144,967)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	1,529,470
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	(1,882,104)
CAP	$970,756

(2)

The following chart reconciles the total compensation set forth in the SCT to the CAP for Fiscal 2025 for each Executive other than Mr. Worden. We have separately identified the persons holding the position of Chief Financial Officer (Mr. Jackson), Chief Merchandising Officer (Ms. Gordon) and Chief Operating Officer (Mr. Chilton), as of our Fiscal 2025 year end.

Fiscal 2025	Jackson	Chilton	Gordon	Others	Average
SCT - Total	$935,198	$1,951,878	$1,272,953	$1,488,228	$1,129,651
Less: Grant Date Fair Value of Current Year Awards	(421,200)	(713,668)	(483,102)	(510,662)	(425,726)
Add: Fair Value of Unvested Current Year Awards	381,200	504,099	341,231	290,055	303,317
Add: Fair Value at Current Year End of Unvested Prior Year Awards	-	529,716	327,279	286,834	228,766
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	-	(752,052)	(464,647)	(407,226)	(324,785)
Add: Value at Vest of Current Year Awards Vesting in Current Year	-	-	-	100,018	20,004
Add: Value at Vest of Prior Year Awards Vesting in Current Year	-	370,224	255,018	137,394	152,527
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	-	(455,582)	(313,815)	(169,071)	(187,694)
CAP	$895,198	$1,434,615	$934,917	$1,215,570	$896,060

(3)
The selected peer group is the S&P Retail Select Industry Index (SPSIRE). This is the same peer group used in our TSR performance graph included in our Annual Report to Shareholders for Fiscal 2025.
(4)
Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2025, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2025 target compensation (Base salary 20%, EICP 26%, PSUs 32%, and RSUs 22%) and averaged approximately 15% of the total target compensation for Messrs. Jackson and Chilton and Ms. Gordon in Fiscal 2025.
(5)
The non-PEO named executive officers for Fiscal 2025 were Messrs. Jackson, Chilton, Edwards and Weaver and Ms. Gordon. The non-PEO named executive officers for Fiscal 2024 were Messrs. Edwards, Carl N. Scibetta, Chilton and Sifford. The non-PEO named executive officers for Fiscal 2023 were Messrs. Edwards, Scibetta, Chilton and Sifford, as well as Mr. Jackson and Erik D. Gast. The non-PEO named executive officers for Fiscal 2022 were Messrs. Edwards, Scibetta, Chilton and Jackson. The non-PEO named executive officers for Fiscal 2021 were Messrs. Edwards, Scibetta, Chilton, Jackson and Timothy T. Baker.

Company Selected Measure Name	Diluted Net Income per Share
Named Executive Officers, Footnote	On March 18, 2021, the Board unanimously elected Mr. Worden as our next President and Chief Executive Officer and our principal executive officer (“PEO”), effective September 30, 2021. Mr. Worden succeeded Mr. Sifford, who stepped down as our Chief Executive Officer effective September 30, 2021 but continued to serve in the role of Vice Chairman of the Board. In Fiscal 2021, the year of transition, the table above reflects the total compensation set forth in the SCT and the CAP for the full fiscal year for both Executives.
Peer Group Issuers, Footnote
(3)
The selected peer group is the S&P Retail Select Industry Index (SPSIRE). This is the same peer group used in our TSR performance graph included in our Annual Report to Shareholders for Fiscal 2025.

Adjustment To PEO Compensation, Footnote

The following chart reconciles the total compensation set forth in the SCT to the CAP in Fiscal 2025 for Mr. Worden.

Mr. Worden
2025
SCT - Total	$4,058,347
Less: Grant Date Fair Value of Current Year Awards	(2,795,577)
Add: Fair Value of Unvested Current Year Awards	990,396
Add: Fair Value at Current Year End of Unvested Prior Year Awards	2,215,191
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	(3,144,967)
Add: Value at Vest of Prior Year Awards Vesting in Current Year	1,529,470
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	(1,882,104)
CAP	$970,756

Non-PEO NEO Average Total Compensation Amount	$ 1,129,651	$ 1,217,321	$ 932,794	$ 1,377,243	$ 1,224,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 896,060	1,211,250	505,613	1,200,218	1,563,415
Adjustment to Non-PEO NEO Compensation Footnote

(2)

The following chart reconciles the total compensation set forth in the SCT to the CAP for Fiscal 2025 for each Executive other than Mr. Worden. We have separately identified the persons holding the position of Chief Financial Officer (Mr. Jackson), Chief Merchandising Officer (Ms. Gordon) and Chief Operating Officer (Mr. Chilton), as of our Fiscal 2025 year end.

Fiscal 2025	Jackson	Chilton	Gordon	Others	Average
SCT - Total	$935,198	$1,951,878	$1,272,953	$1,488,228	$1,129,651
Less: Grant Date Fair Value of Current Year Awards	(421,200)	(713,668)	(483,102)	(510,662)	(425,726)
Add: Fair Value of Unvested Current Year Awards	381,200	504,099	341,231	290,055	303,317
Add: Fair Value at Current Year End of Unvested Prior Year Awards	-	529,716	327,279	286,834	228,766
Less: Fair Value at Prior Year End of Unvested Prior Year Awards	-	(752,052)	(464,647)	(407,226)	(324,785)
Add: Value at Vest of Current Year Awards Vesting in Current Year	-	-	-	100,018	20,004
Add: Value at Vest of Prior Year Awards Vesting in Current Year	-	370,224	255,018	137,394	152,527
Less: Fair Value at Prior Year End of Awards Vesting in Current Year	-	(455,582)	(313,815)	(169,071)	(187,694)
CAP	$895,198	$1,434,615	$934,917	$1,215,570	$896,060

(3)
The selected peer group is the S&P Retail Select Industry Index (SPSIRE). This is the same peer group used in our TSR performance graph included in our Annual Report to Shareholders for Fiscal 2025.

Compensation Actually Paid vs. Total Shareholder Return	Comparison of CAP to Company TSR and Peer Group TSR
Compensation Actually Paid vs. Company Selected Measure	Comparison of CAP to Net Income and Diluted Net Income Per Share (“EPS”)
Total Shareholder Return Vs Peer Group	Comparison of CAP to Company TSR and Peer Group TSR
Tabular List, Table

Tabular Presentation of Our Most Important Performance Measures

The four items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2025, as further described in our Compensation Discussion and Analysis within the sections titled “Compensation Program Components, Why Each Component is Chosen, How Each Component Relates to Our Compensation Philosophy and Objectives and Fiscal 2025 Outcomes ― Annual Cash Incentives under the EICP” and “―Long-Term Equity-Based Incentives under the 2017 Equity Plan.”

Most Important Performance Measures
● Diluted Net Income per Share
● Operating Income
● Net Sales
● Comparable store sales

Total Shareholder Return Amount	$ 91	122	116	120	142
Net Income (Loss)	$ 52,300,000	$ 73,800,000	$ 73,300,000	$ 110,100,000	$ 154,900,000
Company Selected Measure Amount	1.9	2.68	2.68	3.96	5.42
New Peer Group Total Shareholder Return Amount	100	93	82	80	90
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Net Income per Share
Non-GAAP Measure Description	Diluted Net Income per Share, which was the performance measure utilized for our PSUs granted in Fiscal 2025, was selected as our most important financial measure. PSUs comprise the largest portion of Mr. Worden’s Fiscal 2025 target compensation (Base salary 20%, EICP 26%, PSUs 32%, and RSUs 22%) and averaged approximately 15% of the total target compensation for Messrs. Jackson and Chilton and Ms. Gordon in Fiscal 2025
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Comparable store sales
Worden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,058,347	$ 5,004,173	$ 3,450,895	$ 4,007,544	$ 2,181,767
PEO Actually Paid Compensation Amount	$ 970,756	$ 4,976,885	$ 2,076,755	$ 3,633,987	3,084,893
PEO Name	Mr. Worden
Worden [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,795,577)
Worden [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	990,396
Worden [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,215,191
Worden [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,529,470
Worden [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,882,104)
Worden [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,144,967)
Sifford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,850,691
PEO Actually Paid Compensation Amount					$ 2,549,441
PEO Name	Mr. Sifford
Mr. Jackson [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 935,198
Non-PEO NEO Average Compensation Actually Paid Amount	895,198
Mr. Chilton [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,951,878
Non-PEO NEO Average Compensation Actually Paid Amount	1,434,615
Other [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,488,228
Non-PEO NEO Average Compensation Actually Paid Amount	1,215,570
Mr. Gordon [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,272,953
Non-PEO NEO Average Compensation Actually Paid Amount	934,917
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,726)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,317
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,766
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,004
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,527
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,694)
Non-PEO NEO | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(324,785)
Non-PEO NEO | Mr. Jackson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,200)
Non-PEO NEO | Mr. Jackson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,200
Non-PEO NEO | Mr. Chilton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,668)
Non-PEO NEO | Mr. Chilton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,099
Non-PEO NEO | Mr. Chilton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,716
Non-PEO NEO | Mr. Chilton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,224
Non-PEO NEO | Mr. Chilton [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,582)
Non-PEO NEO | Mr. Chilton [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(752,052)
Non-PEO NEO | Other [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(510,662)
Non-PEO NEO | Other [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,055
Non-PEO NEO | Other [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	286,834
Non-PEO NEO | Other [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,018
Non-PEO NEO | Other [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,394
Non-PEO NEO | Other [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,071)
Non-PEO NEO | Other [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,226)
Non-PEO NEO | Mr. Gordon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,102)
Non-PEO NEO | Mr. Gordon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,231
Non-PEO NEO | Mr. Gordon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,279
Non-PEO NEO | Mr. Gordon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,018
Non-PEO NEO | Mr. Gordon [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(313,815)
Non-PEO NEO | Mr. Gordon [Member] | Fair Value at Prior Year End of Unvested Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (464,647)